UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-09165
                                                    -------------

                            Kelmoore Strategic Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 486-3717
                                                          ----------------

                      Date of fiscal year end: February 28
                                              -------------

                     Date of reporting period: May 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            KELMOORE STRATEGY(R) FUND
                                  MAY 31, 2005
                                   (UNAUDITED)
                                                                       Value
     Shares                                                          (Note 1)
-----------------                                                 --------------
COMMON STOCKS - 101.5%
                CONSUMER GOODS - 23.7%
      50,000    Altria Group, Inc. ..............................   $ 3,357,000
      75,000    Amgen, Inc.+  ...................................     4,693,500
     150,000    Caterpillar, Inc. ...............................    14,116,500
     100,000    Home Depot, Inc. ................................     3,935,000
     200,000    Pfizer, Inc. ....................................     5,580,000
     250,000    Time Warner, Inc.+ ..............................     4,350,000
      50,000    Wal-Mart Stores, Inc.  ..........................     2,361,500
                                                                    ------------
                                                                     38,393,500
                                                                    ------------

                FINANCIAL SERVICES - 24.2%
     100,000    American International Group, Inc. ..............     5,555,000
     100,000    Goldman Sachs Group, Inc.  ......................     9,750,000
     300,000    JPMorgan Chase & Co. ............................    10,725,000
     150,000    Merrill Lynch & Co., Inc. .......................     8,139,000
     100,000    Morgan Stanley ..................................     4,896,000
                                                                    ------------
                                                                     39,065,000
                                                                    ------------

                MANUFACTURING - 6.7%
     250,000    General Motors Corp.  ...........................     7,882,500
     100,000    Tyco International, Ltd. ........................     2,893,000
                                                                    ------------
                                                                     10,775,500
                                                                    ------------

                RESOURCES - 22.2%
     200,200    ChevronTexaco Corp.  ............................    10,766,756
      50,000    ConocoPhillips ..................................     5,392,000
     200,000    Exxon Mobil Corp.  ..............................    11,240,000
     199,600    Halliburton Co. .................................     8,530,904
                                                                    ------------
                                                                     35,929,660
                                                                    ------------

                TECHNOLOGY - 24.7%
     150,000    Apple Computer, Inc.+ ...........................     5,956,500
     450,000    Applied Materials, Inc.+  .......................     7,384,500
     500,000    Cisco Systems, Inc.+ ............................     9,690,000
     252,400    Intel Corp. .....................................     6,797,132
     100,000    International Business Machines Corp. ...........     7,555,000
     100,000    Microsoft Corp. .................................     2,580,000
         100    Verizon Communications, Inc. ....................         3,538
                                                                    ------------
                                                                     39,966,670
                                                                    ------------

                TOTAL COMMON STOCKS
                     (Cost $174,948,086).........................   164,130,330
                                                                    ------------

WARRANTS - 0.0%#
 (Cost $0)
                TECHNOLOGY - 0.0%#
      36,415    Lucent Technologies, Inc.+ ......................        25,491
                                                                    ------------

 Number of Contract                              Expiration  Strike
 Shares Subject to Put                              Date     Price
------------------------                         ----------  ------
PUT OPTIONS PURCHASED - 0.0%#
                TECHNOLOGY - 0.0%#
     100,000    International Business Machines.. 06/18/05   $75.0       50,000
                                                                    ------------


                TOTAL PUT OPTIONS PURCHASED
                  (Cost $91,500).................................        50,000
                                                                    ------------

                TOTAL INVESTMENTS - 101.5%
                  (Cost $175,039,586)............................    164,205,821
                                                                    ------------



                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (Continued)
--------------------------------------------------------------------------------

                            Kelmoore Strategy(R) Fund
                                  May 31, 2005
                                   (Unaudited)

 Number of Contract                           Expiration   Strike      Value
 Shares Subject to Call                          Date      Price      (Note 1)
-----------------------                       ----------   -----   -------------
CALL OPTIONS WRITTEN - (0.2)% ++
                Consumer Goods - (0.1)%
     150,000    Caterpillar, Inc. ...........  06/18/05    $95.0   $   (240,000)
                                                                   -------------

                Technology - (0.1)%
     150,000    Apple Computer, Inc. ........  06/18/05     40.0       (157,500)
                                                                   -------------

                TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $419,247)..................       (397,500)
                                                                   -------------


LIABILITIES, LESS CASH AND OTHER ASSETS - (1.3)%................     (2,145,286)
                                                                   -------------
NET ASSETS - 100.0%.............................................   $161,663,035
                                                                   =============


+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.

                    Portfolio Sector Weighting
                    (as a percent of market value)
                    -------------------------------
                    1.  Technology                    24.3%
                    2.  Financial Services            23.9
                    3.  Consumer Goods                23.3
                    4.  Resources                     21.9
                    5.  Manufacturing                  6.6
                                                   --------
                                                     100.0%






                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                         KELMOORE STRATEGY(R) EAGLE FUND
                                  MAY 31, 2005
                                   (UNAUDITED)
                                                                       Value
      Shares                                                          (Note 1)
-------------------                                                -------------
COMMON STOCKS - 99.4%
                CONSUMER GOODS - 11.3%
     200,000    Amgen, Inc.+  ..................................   $ 12,516,000
     200,000    Best Buy Co., Inc. .............................     10,886,000
     147,700    XM Satellite Radio Holdings, Inc., Class A+ ....      4,742,647
                                                                   -------------
                                                                     28,144,647
                                                                   -------------

                FINANCIAL SERVICES - 18.4%
     150,000    Goldman Sachs Group, Inc. ......................     14,625,000
     300,000    Merrill Lynch & Co., Inc. ......................     16,278,000
     300,000    Morgan Stanley .................................     14,688,000
                                                                   -------------
                                                                     45,591,000
                                                                   -------------

                MANUFACTURING - 11.3%
      80,000    Applera Corp. - Applied Biosystems Group .......      1,712,800
     200,000    Creative Technology, Ltd. ......................      1,560,000
     200,000    Research In Motion, Ltd.+ ......................     16,564,000
     300,000    Xilinx, Inc. ...................................      8,325,000
                                                                   -------------
                                                                     28,161,800
                                                                   -------------

                TECHNOLOGY - 54.1%
     400,000    Apple Computer, Inc.+ ..........................     15,884,000
     750,000    Applied Materials, Inc.+ .......................     12,307,500
   1,000,000    Cisco Systems, Inc.+ ...........................     19,380,000
     600,000    Intel Corp. ....................................     16,158,000
     100,000    International Business Machines Corp. ..........      7,555,000
     300,000    Juniper Networks, Inc.+  .......................      7,692,000
     200,000    Linear Technology Corp. ........................      7,494,000
     500,000    Lucent Technologies, Inc.+ .....................      1,405,000
     400,000    Microsoft Corp. ................................     10,320,000
     950,000    Sun Microsystems, Inc.+ ........................      3,619,500
     550,000    Texas Instruments, Inc.  .......................     15,202,000
   1,200,000    TIBCO Software, Inc.+ ..........................      7,608,000
     397,300    VERITAS Software Corp.+ ........................      9,880,851
                                                                   -------------
                                                                    134,505,851
                                                                   -------------

                TELECOMMUNICATIONS - 4.3%
     300,000    Broadcom Corp., Class A+ .......................     10,647,000
                                                                   -------------

                TOTAL COMMON STOCKS
                  (Cost $257,468,754)...........................    247,050,298
                                                                   -------------





                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (Continued)
--------------------------------------------------------------------------------

                             KELMOORE STRATEGY(R) EAGLE FUND
                                      MAY 31, 2005
                                      (UNAUDITED)


 Number of Contract                                    Expiration    Strike        Value
 Shares Subject to Call/Put                               Date       Price       (Note 1)
---------------------------                            ----------    ------   --------------
PUT OPTIONS PURCHASED - 0.0%#
                TECHNOLOGY - 0.0%#
     100,000    International Business Machines Corp.   06/18/05     $75.0    $      50,000
     100,000    VeriSign, Inc. ......................   06/18/05      25.0            5,000
                                                                              --------------
                                                                                     55,000
                                                                              --------------

                TOTAL PUT OPTIONS PURCHASED
                  (Cost $154,770).........................................           55,000
                                                                              --------------

                TOTAL INVESTMENTS - 99.4%
                  (Cost $257,623,524).....................................      247,105,298
                                                                              --------------

CALL OPTIONS WRITTEN - (1.3)%
                CONSUMER GOODS - (0.1)%
     200,000    Best Buy Co., Inc. ..................   06/18/05      55.0         (250,000)
                                                                              --------------

                MANUFACTURING - (0.5)%
     200,000    Research In Motion, Ltd. ............   06/18/05      80.0       (1,060,000)
     300,000    Xilinx, Inc. ........................   06/18/05      27.5         (270,000)
                                                                              --------------
                                                                                 (1,330,000)
                                                                              --------------

                TECHNOLOGY - (0.6)%
     400,000    Apple Computer, Inc. ................   06/18/05      40.0         (420,000)
     300,000    Juniper Networks, Inc.  .............   06/18/05      25.0         (300,000)
     550,000    Texas Instruments, Inc.  ............   06/18/05      27.5         (385,000)
     300,000    VERITAS Software Corp. ..............   07/16/05      25.0         (367,500)
                                                                              --------------
                                                                                 (1,472,500)
                                                                              --------------

                TELECOMMUNICATIONS - (0.1)%
     300,000    Broadcom Corp. ......................   06/18/05      35.0         (300,000)
                                                                              --------------

                TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $3,463,193)..........................       (3,352,500)
                                                                              --------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.9% ...........................        4,702,210
                                                                              --------------
NET ASSETS - 100.0%.......................................................    $ 248,455,008
                                                                              ==============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.


                    Portfolio Sector Weghting
                    (as a percent of market value)
                    -------------------------------
                    1.  Technology                     54.5%
                    2.  Financial Services             18.4
                    3.  Manufacturing                  11.4
                    4.  Consumer Goods                 11.4
                    5.  Telecommunications              4.3
                                                   ---------
                                                      100.0%




                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  MAY 31, 2005
                                   (UNAUDITED)
                                                                       Value
     Shares                                                           (Note 1)
------------------                                                 -------------
COMMON STOCKS - 99.5%
                CONSUMER GOODS - 29.6%
      40,000    Altria Group, Inc. .............................    $ 2,685,600
      30,000    Amgen, Inc.+ ...................................      1,877,400
      45,000    Coca-Cola Co. ..................................      2,008,350
      40,000    Eli Lilly & Co. ................................      2,332,000
      35,000    Home Depot, Inc.  ..............................      1,377,250
       3,000    Hospira, Inc.+  ................................        114,240
       3,171    Medco Health Solutions, Inc.+  .................        158,550
      90,000    Merck & Co., Inc.  .............................      2,919,600
     100,000    Pfizer, Inc. ...................................      2,790,000
     100,000    Time Warner, Inc.+ .............................      1,740,000
      45,000    Wal-Mart Stores, Inc.  .........................      2,125,350
                                                                    ------------
                                                                     20,128,340
                                                                    ------------

                FINANCIAL SERVICES - 25.7%
      59,600    American International Group, Inc. .............      3,310,780
         100    Bank of America Corp.  .........................          4,632
      65,000    Citigroup, Inc.  ...............................      3,062,150
      30,000    Goldman Sachs Group, Inc. ......................      2,925,000
      55,000    JPMorgan Chase & Co. ...........................      1,966,250
      55,000    Merrill Lynch & Co., Inc. ......................      2,984,300
      40,000    Morgan Stanley .................................      1,958,400
         700    Wachovia Corp. .................................         35,525
      20,000    Wells Fargo & Co. ..............................      1,208,200
                                                                    ------------
                                                                     17,455,237
                                                                    ------------

                MANUFACTURING - 8.3%
      60,000    General Motors Corp.  ..........................      1,891,800
      50,000    Tyco International, Ltd.  ......................      1,446,500
      30,000    3M Co. .........................................      2,299,500
                                                                    ------------
                                                                      5,637,800
                                                                    ------------

                RESOURCES - 12.1%
      50,000    ChevronTexaco Corp.  ...........................      2,689,000
      25,000    ConocoPhillips .................................      2,696,000
      50,000    Exxon Mobil Corp.  .............................      2,810,000
                                                                    ------------
                                                                      8,195,000
                                                                    ------------

                TECHNOLOGY - 23.8%
     200,000    Cisco Systems, Inc.+ ...........................      3,876,000
       1,700    Dell, Inc.+ ....................................         67,813
      30,000    International Business Machines Corp.  .........      2,266,500
     140,000    Intel Corp. ....................................      3,770,200
     120,000    Microsoft Corp. ................................      3,096,000
     100,000    Oracle Corp.+ ..................................      1,282,000
       1,100    Texas Instruments, Inc.  .......................         30,404
      50,000    Verizon Communications, Inc. ...................      1,769,000
                                                                    ------------
                                                                     16,157,917
                                                                    ------------
                TOTAL COMMON STOCKS
                     (Cost $73,492,332).........................      67,574,294
                                                                    ------------

 Number of Contract                           Expiration   Strike
 Shares Subject to Put                           Date      Price
----------------------                        ----------   ------
PUT OPTIONS PURCHASED - 0.0%#
                MANUFACTURING - 0.0%#
      50,000    General Electric Co. ........  06/18/05     $35.0         5,000
                                                                    ------------

                TOTAL PUT OPTIONS PURCHASED
                  (Cost $56,355).................................         5,000
                                                                    ------------

                TOTAL INVESTMENTS - 99.5%
                  (Cost $73,548,687).............................    67,579,294
                                                                    ------------



                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (Continued)
--------------------------------------------------------------------------------

                        KELMOORE STRATEGY(R) LIBERTY FUND
                                  MAY 31, 2005
                                  (UNAUDITED)

 Number of Contract                           Expiration   Strike      Value
 Shares Subject to Call                          Date      Price      (Note 1)
-----------------------                       ----------   ------   ------------
CALL OPTIONS WRITTEN - (0.2)%++
                CONSUMER GOODS - (0.2)%
      40,000    Altria Group, Inc. ..........  06/18/05    $65.0     $ (128,000)
                                                                    ------------

                TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $114,796)..................       (128,000)
                                                                    ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.7% .................        497,397
                                                                    ------------
NET ASSETS - 100.0%.............................................    $ 67,948,691
                                                                    ============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.


                       Portfolio Sector Weighting
                       (as a percent of market value)
                       -----------------------------------
                       1.  Consumer Goods                       29.6 %
                       2.  Financial Services                   25.9
                       3.  Technology                           24.0
                       4.  Resources                            12.1
                       5.  Manufacturing                         8.4
                                                          -----------
                                                               100.0 %







                    See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)

                            KELMOORE STRATEGIC TRUST
                                  MAY 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available for the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option, which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)

                            KELMOORE STRATEGIC TRUST
                                  MAY 31, 2005
--------------------------------------------------------------------------------

NOTE 2 - TAX DISCLOSURE

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At February 28, 2005, the following Funds had available for federal tax purposes unused capital losses as follows:

                               YEAR OF EXPIRATION
                               ------------------
FUND                 2010               2011                2013
----                 ----               ----                ----
Strategy        $(87,804,076)      $(62,519,008)       $(19,872,287)
Eagle                 -            $ (1,337,175)             -

For additional information regarding the accounting policies of the Kelmoore Strategic Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Matthew Kelmon
                         -------------------------------------------------------
                            Matthew Kelmon, President & Chief Executive Officer
                            (principal executive officer)

Date    7/13/05
    --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Matthew Kelmon
                         -------------------------------------------------------
                            Matthew Kelmon, President & Chief Executive Officer
                            (principal executive officer)

Date    7/13/05
    --------------


By (Signature and Title)*   /s/ Shawn K. Young
                         -------------------------------------------------------
                            Shawn K. Young, Treasurer
                            (principal financial officer)

Date    7/13/05
    --------------



* Print the name and title of each signing officer under his or her signature.